LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.43%
INVESTMENT COMPANIES–96.43%
Equity Funds–65.91%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	561,364	$39,157,353
LVIP Channing Small Cap Value Fund	1,540,530	15,913,670
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	3,232,036	33,205,942
LVIP MFS Value Fund	4,950,165	232,994,375
LVIP SSGA Mid-Cap Index Fund	3,613,582	40,316,736
LVIP SSGA Nasdaq-100 Index Fund	1,066,226	11,140,995
LVIP SSGA S&P 500 Index Fund	11,932,191	286,682,817
LVIP SSGA Small-Cap Index Fund	2,130,310	58,896,676
LVIP T. Rowe Price Growth Stock Fund	4,912,447	223,393,547
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,103,740	54,087,155
LVIP Wellington SMID Cap Value Fund	3,553,237	83,952,322
		1,079,741,588
Fixed Income Funds–29.56%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	896,339	8,102,904
LVIP Delaware Bond Fund	14,621,358	164,987,404
LVIP JPMorgan Core Bond Fund	13,807,661	129,902,478
LVIP JPMorgan High Yield Fund	3,381,828	32,435,117
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP PIMCO Low Duration Bond Fund	959,963	$8,988,132
LVIP SSGA Bond Index Fund	13,762,464	132,587,574
LVIP SSGA Short-Term Bond Index Fund	741,610	7,338,973
		484,342,582
Global Equity Fund–0.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	2,350,617	15,652,758
		15,652,758
Total Affiliated Investments (Cost $1,396,394,287)		1,579,736,928

UNAFFILIATED INVESTMENT–3.45%
INVESTMENT COMPANY–3.45%
Money Market Fund–3.45%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	56,470,268	56,470,268
Total Unaffiliated Investment (Cost $56,470,268)		56,470,268

TOTAL INVESTMENTS–99.88% (Cost $1,452,864,555)	1,636,207,196
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	2,044,561
NET ASSETS APPLICABLE TO 156,924,217 SHARES OUTSTANDING–100.00%	$1,638,251,757

✧✧Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
67	E-mini Russell 2000 Index	$6,025,310	$6,271,743	12/15/23	$—	$(246,433)
166	E-mini S&P 500 Index	35,901,650	37,442,279	12/15/23	—	(1,540,629)
34	E-mini S&P MidCap 400 Index	8,569,360	8,845,201	12/15/23	—	(275,841)
Total Futures Contracts					$—	$(2,062,903)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,579,736,928	$—	$—	$1,579,736,928
Unaffiliated Investment Company	56,470,268	—	—	56,470,268
Total Investments	$1,636,207,196	$—	$—	$1,636,207,196
Derivatives:
Liabilities:
Futures Contracts	$(2,062,903)	$—	$—	$(2,062,903)
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.43%@
Equity Funds-65.91%@
✧✧LVIP Baron Growth Opportunities Fund	$37,294,878	$2,189,034	$3,124,471	$138,714	$2,659,198	$39,157,353	561,364	$—	$—
✧✧LVIP Channing Small Cap Value Fund	14,917,254	1,577,768	1,933,500	77,161	1,274,987	15,913,670	1,540,530	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	32,003,419	5,987,946	3,673,008	(236,074)	(876,341)	33,205,942	3,232,036	—	—
✧✧LVIP MFS Value Fund	231,076,604	33,024,623	13,152,451	(256,963)	(17,697,438)	232,994,375	4,950,165	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	39,125,357	6,189,691	4,299,468	12,776	(711,620)	40,316,736	3,613,582	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	10,167,628	203,362	2,613,637	(75,146)	3,458,788	11,140,995	1,066,226	—	—
✧✧LVIP SSGA S&P 500 Index Fund	279,934,328	12,924,174	34,229,945	3,004,084	25,050,176	286,682,817	11,932,191	—	—
✧✧LVIP SSGA Small-Cap Index Fund	56,424,248	7,288,550	5,635,029	(499,677)	1,318,584	58,896,676	2,130,310	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	205,522,909	4,080,819	45,875,040	(4,784,563)	64,449,422	223,393,547	4,912,447	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	55,124,527	2,053,190	7,528,879	(41,850)	4,480,167	54,087,155	2,103,740	—	—
✧✧LVIP Wellington SMID Cap Value Fund	79,435,206	20,178,004	12,609,503	558,629	(3,610,014)	83,952,322	3,553,237	—	—
Fixed Income Funds-29.56%@
×,✧✧LVIP Western Asset Core Bond Fund	134,040,417	7,576,148	139,646,425	(27,210,163)	25,240,023	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	7,842,328	862,227	719,100	(126,089)	243,538	8,102,904	896,339	—	—
✧✧LVIP Delaware Bond Fund	134,814,262	40,703,284	8,197,479	(1,850,783)	(481,880)	164,987,404	14,621,358	—	—
✧✧‡LVIP JPMorgan Core Bond Fund	—	129,714,927	19,376	(6)	206,933	129,902,478	13,807,661	—	—
✧✧LVIP JPMorgan High Yield Fund	34,556,660	1,349,698	5,090,579	(752,314)	2,371,652	32,435,117	3,381,828	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	34,038,644	447,788	26,078,932	(897,775)	1,478,407	8,988,132	959,963	—	—
✧✧LVIP SSGA Bond Index Fund	122,602,867	23,580,085	11,866,097	(2,137,214)	407,933	132,587,574	13,762,464	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	7,117,495	629,193	564,072	(33,494)	189,851	7,338,973	741,610	—	—
Global Equity Fund-0.96%@
✧✧LVIP BlackRock Real Estate Fund	15,507,123	2,038,168	1,511,710	(467,246)	86,423	15,652,758	2,350,617	—	—
Total	$1,531,546,154	$302,598,679	$328,368,701	$(35,577,993)	$109,538,789	$1,579,736,928		$—	$—

@ As a percentage of Net Assets as of September 30, 2023.
✧✧ Standard Class shares.
× Issuer is no longer an affiliate of the Fund at September 30, 2023.
‡ Issuer was not an investment of the Fund at December 31, 2022.
LVIP U.S. Growth Allocation Managed Risk Fund–4